Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (4), (5) and (6) below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above.

The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO NEOs along with total shareholder return, net income and total revenue performance results for fiscal years 2020, 2021 and 2022.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table for CEO	Compensation Actually Paid to CEO(2)(3)	Compensation Table Total for NEOs	Compensation Actually Paid to NEOs(2)(3)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(7)	Net Income	Total Revenue
2022	$5,313,301	$2,086,925	$1,129,974	$711,974	$86.27	$42.98	$223,334	$1,005,183
2021	$5,134,310	$13,985,674	$1,069,940	$2,149,621	$176.97	$125.09	$142,349	$788,899
2020	$3,763,688	$4,453,187	$934,489	$1,463,581	$30.11	$56.09	$31,025	$556,496

Named Executive Officers, Footnote [Text Block]

(1) The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2022	Michael P. Plisinski	Mark R. Slicer, James (Cody) Harlow, Robert Fiordalice, Yoon Ah E. Oh, Steven R. Roth
2021	Michael P. Plisinski	Steven R. Roth, Rollin Kocher, Kevin Heidrich, Robert A. Koch, Yoon Ah E. Oh
2020	Michael P. Plisinski	Steven R. Roth, Rollin Kocher, Kevin Heidrich, Robert A. Koch

Peer Group Issuers, Footnote [Text Block]

(7) Company and Peer Group TSR reflects the Company’s peer group (PHLX Semiconductor Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 5,313,301	$ 5,134,310	$ 3,763,688
PEO Actually Paid Compensation Amount	$ 2,086,925	$ 13,985,674	$ 4,453,187
Adjustment To PEO Compensation, Footnote [Text Block]

(4) 2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO	Average of NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$5,313,301	$1,129,974
Less, Value of Stock & Option Awards Reported in SCT	($3,977,905)	($577,372)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,764,863	$436,885
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($2,584,704)	($143,057)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$571,370	($134,457)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	($3,226,376)	($418,000)
“Compensation Actually Paid” for Fiscal Year 2022	$2,086,925	$711,974

(5) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO	Average of NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	$5,134,310	$1,069,940
Less, Value of Stock & Option Awards Reported in SCT	($3,487,747)	($533,902)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$6,761,134	$879,706
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$5,241,435	$665,069
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$336,542	$68,807
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	$8,851,364	$1,079,680
“Compensation Actually Paid” for Fiscal Year 2021	$13,985,674	$2,149,621

(6) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO	Average of NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	$3,763,688	$934,489
Less, Value of Stock & Option Awards Reported in SCT	($2,672,777)	($435,715)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,941,125	$479,458
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$318,972	$487,384
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$102,179	($2,036)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	$689,499	$529,092
“Compensation Actually Paid” for Fiscal Year 2020	$4,453,187	$1,463,581

Non-PEO NEO Average Total Compensation Amount	$ 1,129,974	$ 1,069,940	$ 934,489
Non-PEO NEO Average Compensation Actually Paid Amount	$ 711,974	$ 2,149,621	$ 1,463,581
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO	Average of NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$5,313,301	$1,129,974
Less, Value of Stock & Option Awards Reported in SCT	($3,977,905)	($577,372)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,764,863	$436,885
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($2,584,704)	($143,057)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$571,370	($134,457)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	($3,226,376)	($418,000)
“Compensation Actually Paid” for Fiscal Year 2022	$2,086,925	$711,974

(5) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO	Average of NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	$5,134,310	$1,069,940
Less, Value of Stock & Option Awards Reported in SCT	($3,487,747)	($533,902)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$6,761,134	$879,706
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$5,241,435	$665,069
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$336,542	$68,807
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	$8,851,364	$1,079,680
“Compensation Actually Paid” for Fiscal Year 2021	$13,985,674	$2,149,621

(6) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO	Average of NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	$3,763,688	$934,489
Less, Value of Stock & Option Awards Reported in SCT	($2,672,777)	($435,715)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,941,125	$479,458
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$318,972	$487,384
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$102,179	($2,036)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	$689,499	$529,092
“Compensation Actually Paid” for Fiscal Year 2020	$4,453,187	$1,463,581

Equity Valuation Assumption Difference, Footnote [Text Block]

(2) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for TSR-based PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement.

Tabular List [Table Text Block]

Pay versus Performance Tabular List

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our TotalRevenueNEOs to company performance, over the fiscal year ending December 31, 2022. Both Total Revenue and Operating Income factor into the annual cash incentive compensation paid to NEOs and Company TSR over two- and three-year measurement periods determine the ultimate value of PSUs awarded to NEOs. For a further discussion of how each of these financial measures relates to NEO compensation, see our “Compensation Discussion and Analysis” beginning on page 26 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Measures
Total Revenue
Operating Income
TSR

Total Shareholder Return Amount	$ 86.27	$ 176.97	$ 30.11
Peer Group Total Shareholder Return Amount	42.98	125.09	56.09
Net Income (Loss)	$ 223,334	142,349	31,025
Additional 402(v) Disclosure [Text Block]

We chose Total Revenue as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric, along with operating income, in determining the annual cash incentive compensation paid to the CEO and other NEOs. It also highlights the rapid growth of the Company over the last three years.

Our TSR lagged the TSR for our peer group in 2020 but increased significantly in 2021 both in terms of real dollars and in relation to our peer group TSR, which our TSR exceeded by approximately 40%. In 2022, the dollar value of our TSR dropped but was nonetheless over 100% greater than our peer group TSR. There is a positive relationship between TSR and “Compensation Actually Paid” to our CEO and the other NEOs between 2020 and 2021, when both metrics increased, and between 2021 and 2022, when both metrics dropped, despite our TSR equaling approximately twice our peer group TSR. There is a positive relationship between Net Income and “Compensation Actually Paid” to our CEO and the other NEOs between 2020 and 2021, when both metrics increased. There is an inverse relationship between Net Income and “Compensation Actually Paid” to our CEO and the other NEOs between 2021 and 2020 when Net Income increased, but “Compensation Actually Paid” decreased. Similarly, from 2020 to 2021 there is a positive relationship between Total Revenue and “Compensation Actually Paid”, when both metrics increased, and an inverse relationship between 2021 and 2020 when Total Revenue increased, but “Compensation Actually Paid” to our CEO and the other NEOs decreased.

Total Revenue	$ 1,005,183	$ 788,899	$ 556,496
Year End Stock Price | shares	68.09	101.23	48.02
Stock Price Performance	0.327	1.108	0.010
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,226,376)	$ 8,851,364	$ 689,499
PEO [Member] | Value Of Stock And Option Awards In Summary Compensation Table Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,977,905)	(3,487,747)	(2,672,777)
PEO [Member] | Change In Pension Value And Non Qualified Deferred Compensation Earnings Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Pension Service Cost And Impact Of Pension Plan Adjustments Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,764,863	6,761,134	2,941,125
PEO [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,584,704)	5,241,435	318,972
PEO [Member] | F M V Of Awards Granted This Year And That Vested This Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	571,370	336,542	102,179
PEO [Member] | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(418,000)	1,079,680	529,092
Non-PEO NEO [Member] | Value Of Stock And Option Awards In Summary Compensation Table Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(577,372)	(533,902)	(435,715)
Non-PEO NEO [Member] | Change In Pension Value And Non Qualified Deferred Compensation Earnings Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Pension Service Cost And Impact Of Pension Plan Adjustments Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	436,885	879,706	479,458
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(143,057)	665,069	487,384
Non-PEO NEO [Member] | F M V Of Awards Granted This Year And That Vested This Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(134,457)	68,807	(2,036)
Non-PEO NEO [Member] | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount